Stock Based Compensation Plans (Tables)	12 Months Ended
Dec. 31, 2012
Stock Based Compensation Plans
Schedule of weighted-average assumptions used to determine fair value of options granted
	2012	2011	2010

Risk-free interest rate	0.60%	N/A	0.50%
Expected stock price volatility	21.98%	N/A	66.32%
Expected dividend rate	4.66%	N/A	3.00%
Expected life	5.00	N/A	0.17

Summary of activity for the stock option awards

	Options		Weighted
	Outstanding	Average	Remaining	Aggregate
	and	Exercise	Contractual	Intrinsic
	Exercisable	Price	Term	Value
Outstanding at January 1, 2012	—	—	—	$—
Granted	197,500	$10.300	9.563	69,125
Exercised	—	—	—	—
Forfeited or expired	—	—	—	—
Outstanding at December 31, 2012	197,500	$10.300	9.563	$69,125

Fully vested and expected to exercise	197,500	—	—	$152,346
Exercisable at end of year	—	—	—	—

Schedule of information related to the stock option plans

	2012	2011	2010
Intrinsic value of options exercised	$—	N/A	$163,977
Cash received from option exercises	—	N/A	34,835
Shares received from option exercises	—	N/A	12,396
Tax benefit realized from option exercises	—	N/A	25,644
Weighted average fair value of options granted	0.989	N/A	1.057

Nonvested RRP shares
Stock Based Compensation Plans
Summary of changes in nonvested shares
		Weighted Average
		Grant-Date
Nonvested Shares	Shares	Fair Value
Nonvested at January 1, 2012	—	$—
Granted	130,000	10.30
Vested	—	—
Forfeited	—	—
Nonvested at December 31, 2012	130,000	$10.30

Nonvested performance award
Stock Based Compensation Plans
Summary of changes in nonvested shares
		Weighted Average
		Grant-Date
Nonvested Shares	Shares	Fair Value
Nonvested at January 1, 2012	—	$—
Granted	85,000	10.30
Vested	—	—
Forfeited	—	—
Nonvested at December 31, 2012	85,000	$10.30